DISCONTINUED OPERATIONS - Schedule of Discontinued Operations (Details) - USD ($)	3 Months Ended
	Aug. 31, 2017	Aug. 31, 2016	May 31, 2017
Operating Expenses:
Assets of discontinued operations	$ 11,681		$ 11,757
Liabilities of discontinued operations
Statements Of Discontinued Operations
Discontinued Operations:
Revenue		$ 42,300
Cost of Goods Sold:
Product Purchases		24,173
Gross Profit		18,127
Operating Expenses:
General and administrative		750
Product development
Depreciation	76	227
Total operating expense	76	977
Loss from discontinued operations	$ 76	$ (17,150)